Business Acquisitions, TRC Acquisition of TRP (Details) - Subsequent Event [Member]	Feb. 17, 2016 shares
Business Acquisition [Line Items]
Conversion right to receive common stock	0.62
Number of shares issued in exchange of common units for common shares to the third party (in shares)	104,525,775
Targa Resources Partners LP [Member]
Business Acquisition [Line Items]
Number of shares exchanged in exchange of common units for common shares to the third party (in shares)	168,590,008